Income Taxes - Components of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets
Tax losses carried forward	¥ 571,051	$ 81,659	¥ 677,299
Accrued expenses	1,991,217	284,740	0
Others	304,707	43,573	196,342
Less: valuation allowance	(2,545,501)	(364,002)	(715,258)
Total deferred tax assets	321,474	45,970	158,383
Deferred tax liabilities
Total deferred tax liabilities	(191,366)	(27,365)	(249,159)
Foreign undistributed earnings	¥ 150,575,935	$ 21,532,072
Unrecognized Deferred Tax Liability, Determination, Impracticable [true false]	false	false
Chinese mainland
Deferred tax liabilities
Tax losses	¥ 1,872,808	$ 267,808	¥ 2,211,586
Period for extension	5 years